Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241226
Shareholder Report [Line Items]
Fund Name	Value ETF
Trading Symbol	TVAL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value ETF	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Value stocks underperformed growth in the U.S. large-cap universe in 2024. U.S large-cap stocks recorded double-digit returns as excitement about artificial intelligence pushed up stocks of large technology companies and the Republicans won control of all three branches of government in November, spurring expectations for tax cuts and corporate-friendly policies that drove growth over value performance.

  Communication services contributed significantly to relative performance versus the Russell 1000 Value Index mostly due to positive stock selection. Meta Platforms was a key contributor. The consumer staples sector added value owing to favorable stock selection, led by a large position in Walmart.

  Health care detracted substantially from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark with a negative return. Elevance Health was a major detractor after the health insurer gave a disappointing earnings forecast in October. Information technology weighed on relative performance chiefly owing to negative stock selection and an overweight to the sector, which underperformed the benchmark.

  The Value ETF relies on a value investing approach leveraging T. Rowe Price’s fundamental research platform to construct a portfolio of mostly large-cap companies that appear to be undervalued by various measures and may have temporarily fallen out of favor but have solid capital appreciation prospects. Sector allocations are primarily driven by bottom-up stock selection. Energy was the largest overweight versus the benchmark at the end of December. Conversely, the consumer discretionary sector was the largest underweight.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,184	10,179	10,189
9/30/23	9,944	9,848	9,867
12/31/23	10,959	11,036	10,804
3/31/24	12,087	12,142	11,774
6/30/24	12,058	12,533	11,519
9/30/24	12,856	13,313	12,606
12/31/24	12,540	13,664	12,356

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Value ETF (Based on Net Asset Value)	14.42%	15.73%
Russell 3000 Index (Regulatory Benchmark)	23.81%	22.32%
Russell 1000 Value Index (Strategy Benchmark)	14.37%	14.63%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 107,775,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 248
InvestmentCompanyPortfolioTurnover	22.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$107,775 Number of Portfolio Holdings150 Investment Advisory Fees Paid (000s)$248 Portfolio Turnover Rate22.2%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.0%
Industrials & Business Services	16.0
Health Care	13.6
Consumer Staples	8.6
Energy	8.5
Information Technology	7.5
Utilities	5.1
Communication Services	4.9
Consumer Discretionary	4.4
Other	7.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil	2.6%
Wells Fargo	2.3
Bank of America	2.2
Chubb	2.0
Walmart	2.0
Hartford Financial Services Group	1.9
UnitedHealth Group	1.7
Fiserv	1.7
JPMorgan Chase	1.5
Philip Morris International	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Value ETF.

Effective March 1, 2025, the fund has adopted a policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

Material Fund Change Strategies [Text Block]

Effective March 1, 2025, the fund has adopted a policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to Value ETF.